Issued capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of detailed information of issued capital [Table Text Block]
	Year ended December 31, 2025		Year ended December 31, 2024
	Number of Shares	Cost	Number of Shares	Cost
Balance, beginning of the year	64,112	$412,988	64,051	$412,295
Exercise of restricted share units (note 14)	381	204	61	693
Share issuance	19,180	10,092	-	-
Balance, end of the year	83,673	$423,284	64,112	$412,988